Borrowings - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	€ 373,567	€ 402,622
Proceeds from borrowings	259,720	204,424	€ 0
Revolving Lines
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	335,000	335,000
Proceeds from borrowings	€ 40,000	40,000
ESG target affecting interest rate, raw materials, as a percent	50.00%
ESG target affecting interest rate, renewable energy, as a percent	100.00%
Undrawn borrowing facilities	€ 190,000	€ 190,000
Revolving Lines | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Term of borrowings	4 years	5 years
Revolving Lines | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Term of borrowings	6 years	7 years